Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 1	$ 169
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 2	0
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 3	169
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 4	(30)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 5	(8)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 6	(38)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 7	(1,149)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 8	(3,361)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 9	(4,511)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 10	2,861
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 11	53,775
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 12	56,636
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 13	32,283
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 14	39,443
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 15	71,726
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 1		170
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 2		24
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 3		194
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 4		(28)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 5		(312)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 6		(340)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 7		(3,685)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 8		(23,946)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 9		(27,631)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 10		48
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 11		54,417
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 12		54,465
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 13		37,681
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 14		38,499
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 15		76,180
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 1			215
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 2			0
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 3			215
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 4			(43)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 5			(2)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 6			(45)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 7			(12,084)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 8			(1,677)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 9			(13,761)
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 10			63
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 11			64,414
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 12			64,477
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 13			38,678
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 14			70,520
Segmented Information (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas 15			$ 109,198